Staff numbers and costs (Details) € in Millions	12 Months Ended
	Mar. 31, 2019 EUR (€) item	Mar. 31, 2018 EUR (€) item	Mar. 31, 2017 EUR (€) item
Staff numbers and costs
Flight and cabin crew | item	13,911	12,334	11,150
Sales, operations, management and administration | item	2,027	1,469	1,288
Total number of staff | item	15,938	13,803	12,438
Number of aviation professionals | item	16,840	14,583
Payroll costs
Staff and related costs	€ 929.2	€ 701.5	€ 599.5
Social welfare costs	38.5	24.8	23.0
Other pension costs	8.6	5.8	4.8
Share based payments	7.7	6.4	5.7
Total payroll costs	984.0	738.5	633.0
Costs associated with the defined-contribution benefit plans and other pension arrangements	€ 8.6	€ 5.8	€ 4.8